Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Credit Cards (Detail) - Retail [member] - Credit cards [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 832	$ 760
Provision for credit losses
Originations	7	5
Maturities	(37)	(32)
Changes in risk, parameters and exposures	930	617
Write-offs	(617)	(655)
Recoveries	133	137
Exchange rate and other	(2)
Balance at end of period	1,246	832
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	173	161
Provision for credit losses
Transfers to Stage 1	470	452
Transfers to Stage 2	(98)	(81)
Transfers to Stage 3	(2)	(2)
Originations	7	5
Maturities	(8)	(5)
Changes in risk, parameters and exposures	(177)	(358)
Exchange rate and other	(1)	1
Balance at end of period	364	173
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	659	599
Provision for credit losses
Transfers to Stage 1	(470)	(452)
Transfers to Stage 2	98	81
Transfers to Stage 3	(372)	(341)
Originations		0
Maturities	(29)	(27)
Changes in risk, parameters and exposures	997	800
Exchange rate and other		(1)
Balance at end of period	882	659
Impaired Stage three [member]
Provision for credit losses
Transfers to Stage 3	374	343
Changes in risk, parameters and exposures	110	175
Write-offs	(617)	(655)
Recoveries	$ 133	$ 137